Unique Loan ID	Type	Exception	Comments	Eligible For Predatory Testing - Unable to Test	Date Reported By JCIII	Date Cure Provided	Document Name	Cured	Issue With Cure Doc	Unable To Cure	Pending JCIII Review	Seller Comments	JCIII Additional Comments
300004	Compliance	Change date(s) in TIL rate/payment disclosure inaccurate
Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list 3/XX/2013 (funding date), 03/XX/2013 (closing date), 04/XX/2013(30 days before first payment) or 05/XX/2013 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows 05/XX/2018.  "Maximum Ever" column should list date maximum rate may be reached (04/XX/2022) per Note terms, TIL lists 05/XX/2022.
					2/18/2014					YES		XXX agrees with JCIII findings. XXX 2/22 update of responses
300004	Compliance	Initial GFE Missing	Missing Initial GFE's due to Written list of service providers reflects GFE was issued on 1/18/2013 and there is also a rate lock dated 2/6/2013. These GFE's were not enclosed in the loan file.		2/18/2014	2/20/2014	COC/GFEs		YES				COC letter provided does not state acceptable reason for changed in fees.
300005	Compliance	Initial GFE Missing	Considering Initial GFE missing due to the fact that the GFE provided is missing page one and was unable to be used for an accurate compliance review.		2/18/2014	2/28/2014	COC/GFEs	YES
300007	Compliance	ROR Violation Funding date is prior to or equals the ROR End Date
ROR executed by borrowers 01/XX/2013 with expiration of rescission period noted as 02/XX/2013. HUD reflects a funding date of 01/XX/2013, equal to the rescission period expiration date, and 14 days of interest was collected which coincides with a 01/XX/2013 funding date.
					2/18/2014	2/26/2014	ROR	YES
300048	Compliance	TIL Missing		NO	3/14/2014
300052	Compliance	TIL Missing		NO	3/19/2014
300057	Compliance	HUD-1 Incomplete
Final HUD incomplete due to lacking borrower signature and lacking settlement agent endorsement. Additionally, the disclosed funding date via per diem interest was 11/XX/2001; per the mtg and TIL, the transaction date was 11/XX/2001.
				YES	3/20/2014
300071	Compliance	HUD-1 Missing		NO	5/13/2014	5/26/2014				YES		cannot locate
300088	Compliance	TIL Missing		NO	6/11/2014	7/1/2014		YES				Provided - page 3 - provides TIL	OK to clear exception
300089	Compliance	TIL Missing		NO	6/11/2014
300100	Compliance	Note Missing		YES	4/17/2014	4/28/2014	Note	Yes				Copy of Note provided
300114	Compliance	TIL Missing		YES	4/6/2015
300128	Compliance	HUD-1 Missing		YES	3/31/2015	3/31/2015		YES
300128	Compliance	Initial GFE Missing			3/31/2015
300128	Compliance	TIL Missing		YES	3/31/2015
300139	Compliance	Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed from binding GFE dated 04/16/2011 in the amount of $1501.86 and the total collected was $1669.35, resulting in an increase of $167.49 or 11.15%. This is due to the fact that GFE2 dated 05/05/2011 reflects an undocumented increase in owners title insurance from $1325 to $1393.
4/6/2015
300140	Compliance	APR Tolerance UnderDisclosed 0.125	APR under disclosed by .1898 which exceeds the .125 tolerance.		10/29/2015	11/6/2015		YES
Disagree with investor.  Issues 13 and 14: Finance charge is overstated $126.59 and in compliance.  APR is understated 0.0003% and in compliance.  Final HUD1 Settlement for 12/XX/2007 transaction was not in file.  Obtained Final HUD1 Settlement Statement from settlement agent.  Pdf of Final HUD1 Settlement Statement from transaction dated 12/XX/2007 is attached.

300140	Compliance	Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $3949.56 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		10/29/2015	11/6/2015		YES
Disagree with investor.  Issues 13 and 14: Finance charge is overstated $126.59 and in compliance.  APR is understated 0.0003% and in compliance.  Final HUD1 Settlement for 12/XX/2007 transaction was not in file.  Obtained Final HUD1 Settlement Statement from settlement agent.  Pdf of Final HUD1 Settlement Statement from transaction dated 12/XX/2007 is attached.

300140	Compliance	ROR Missing			10/29/2015	11/2/2015		YES				Not required on new construction.	Agree
300142	Compliance	Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $49.95 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a recording service fee of $50 as prepaid finance charge.		11/17/2015